INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES
Schedule of composition of inventories

Description	12.31.2025	12.31.2024
	ThCh$	ThCh$
Raw materials (1)	127,485,242	132,404,864
Finished products	128,636,733	121,326,380
Spare parts and other production supplies	39,602,883	39,296,081
Work in progress	266,951	378,573
Other inventories	13,085,031	10,742,769
Provision for obsolescence (2)	(4,526,231)	(4,177,758)
Total	304,550,609	299,970,909

The cost of inventories recognized as cost of sales as of December 31, 2025 and 2024 amounts to ThCh$ 1,642,483,000 and ThCh$ 1,584,826,536, respectively.

(1)	Approximately 80% consists of concentrate and sweeteners used in the preparation of beverages, as well as caps and PET supplies used in product packaging.
(2)	The obsolescence provision relates mainly to the obsolescence of spare parts classified as inventory and, to a lesser extent, finished products and raw materials. The general rule is to provision all multifunctional spare parts with no turnover in the last four years prior to the technical analysis to adjust the provision. In the case of raw materials and finished products, the obsolescence provision is determined according to their expiration date.